SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Feb. 28, 2012	Dec. 31, 2014	Dec. 31, 2006	Feb. 28, 2015	Dec. 31, 2003
SHAREHOLDERS' EQUITY [Abstract]
Authorized grant of options, aggregate amount, shares						1,666,667
Authorized grants, additional options, shares				500,000
Vesting terms and description			One third of the options granted under the Company's Plan vest immediately on the grant date and the remaining two thirds vest ratably over two years.
Options granted, maximum number of years before expiration			10 years
Minimum percent of fair market value of ordinary share on the date of grant, exercise price			60.00%
Minimum percent of fair market value of ordinary share on the date of grant, exercise price, non-employee			80.00%
Warrants issued		1,200,000
Warrant exercise price		$ 2.5
Warrants issued, term, years		3 years
Common stock, price per share		$ 2.04	$ 2.5
Risk free interest rate		0.41%
Volatility factor		52.50%
Dividend yield		0.00%
Contractual life, years		3 years
Number of warrants exercised	120,000
Ordinary shares on a cashless basis upon warrants exercise	69,749
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants expired					1,080,000